UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment:              | |; Amendment Number: ____

This  Amendment  (Check  only  one):  | | is a restatement
                                      | | adds new holding entries.

Institutional Manager Filing this Report:

Name:    ZLP Master Opportunity Fund, Ltd.

Address: c/o GlobeOp Financial Services (Cayman) Limited
         45 Market Street, Suite 3205, 2nd Floor
         Gardenia Court
         Camana Bay, Grand Cayman
         Cayman Islands KY1-9003

13F File Number: 028-10775

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart J. Zimmer
Title:  Director
Phone:  212-509-1600


Signature, Place and Date of Signing:

/s/ Stuart J. Zimmer               New York, New York         February 16, 2010
--------------------------    --------------------------    --------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number            Name


     028-10550                  Zimmer Lucas Capital, LLC
   ---------------------------------------------------------------------

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  0

Form 13F Information Table Value Total: $0
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.





No.        Form 13F File Number                 Name

NONE       NONE                                 NONE






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